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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-Q


                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act file number 811-02183




                         MassMutual Corporate Investors
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               (Exact name of registrant as specified in charter)



               1500 Main Street, Suite 600, Springfield, MA 01115
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               (Address of principal executive offices) (Zip code)



                Rodney J. Dillman, Vice President and Secretary,
               1500 Main Street, Suite 2800, Springfield, MA 01115
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                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 413-226-1000


                               ___________________


                         Date of fiscal year end: 12/31

                               ___________________


                       Date of reporting period: 03/31/07

                               ___________________



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ITEM 1.  SCHEDULE OF INVESTMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS              MASSMUTUAL CORPORATE INVESTORS
March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES - 76.84%:(A)                           Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
PRIVATE PLACEMENT INVESTMENTS - 70.31%

A T I ACQUISITION COMPANY
A for-profit post-secondary school serving students in
Texas, Florida and Arizona.
  12% Senior Subordinated Note due 2012                                 $    2,125,000    04/08/04    $  2,125,000    $  2,076,421
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                      2,323 shs.    04/08/04            --                23
  Warrant, exercisable until 2012, to purchase
    preferred stock at $.01 per share (B)                                  63,287 shs.    03/23/06          63,958          63,958
                                                                                                      ------------    ------------
                                                                                                         2,188,958       2,140,402
                                                                                                      ------------    ------------
ADORN, INC.
A manufacturer of wall panels, cabinets, moldings and
countertops for houses and recreational vehicles.
  12.5% Subordinated Note due 2012                                      $    1,465,517    02/29/00       1,394,356       1,465,517
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                        364 shs.    02/29/00         307,759         475,000
                                                                                                      ------------    ------------
                                                                                                         1,702,115       1,940,517
                                                                                                      ------------    ------------
AERO HOLDINGS, INC.
A provider of geospatial services to corporate and
government clients.
  10.5% Senior Secured Term Note due 2014                               $    1,627,500    03/09/07       1,603,088       1,595,464
  14% Senior Subordinated Note due 2015                                 $    1,260,000    03/09/07       1,123,273       1,232,984
  Common Stock (B)                                                        262,500 shs.    03/09/07         262,500         249,375
  Warrant, exercisable until 2015, to purchase
    common stock at $.01 per share (B)                                     66,116 shs.    03/09/07         111,527             661
                                                                                                      ------------    ------------
                                                                                                         3,100,388       3,078,484
                                                                                                      ------------    ------------
AMERCABLE, INC.
A manufacturer of electric power, instrumentation
and control cables, primarily for the mining and oil and
gas industries.
  12% Senior Subordinated Note due 2013                                 $    1,101,852    04/08/05       1,046,368       1,123,889
  Limited Partnership Interest (B)                                          0.36% int.    04/07/05          78,704         207,639
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        125 shs.    04/08/05         122,463         329,425
                                                                                                      ------------    ------------
                                                                                                         1,247,535       1,660,953
                                                                                                      ------------    ------------
AMERICAN HOSPICE MANAGEMENT HOLDING LLC
A for-profit hospice care provider in the United States.
  12% Senior Subordinated Note due 2010                                 $    2,125,000    01/22/04       1,952,119       2,127,513
  Preferred Class A Unit (B)                                                3,223 uts.           *         322,300         354,530
  Common Class B Unit (B)                                                  30,420 uts.    01/22/04               1          61,359
  Common Class D Unit (B)                                                   6,980 uts.    09/12/06               1          14,079
                                                                                                      ------------    ------------
                                                                                                         2,274,421       2,557,481
                                                                                                      ------------    ------------
ARROW TRU-LINE HOLDINGS, INC.
A manufacturer of hardware for residential and
commercial overhead garage doors in North America.
  12% Senior Subordinated Note due 2012                                 $    1,627,660    05/18/05       1,536,068       1,660,213
  Common Stock (B)                                                            497 shs.    05/18/05         497,340         427,058
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        130 shs.    05/18/05         112,128         111,955
                                                                                                      ------------    ------------
                                                                                                         2,145,536       2,199,226
                                                                                                      ------------    ------------
*01/22/04 and 09/12/06.
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                                                                                                                                 7

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
AUGUSTA SPORTSWEAR HOLDING CO.
A manufacturer and distributor of athletic apparel,
activewear and team uniforms.
  12% Senior Subordinated Note due 2012                                 $    1,686,800    12/31/04    $  1,589,264    $  1,737,404
  Common Stock (B)                                                            520 shs.           *         519,622       1,092,637
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        137 shs.    12/31/04         119,482         289,103
                                                                                                      ------------    ------------
                                                                                                         2,228,368       3,119,144
                                                                                                      ------------    ------------
BETA BRANDS LTD.
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
  5% Promissory Note due 2009 (B)                                       $      195,498    03/31/04         195,498            --
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                      4,895 shs.    03/31/04               1            --
                                                                                                      ------------    ------------
                                                                                                           195,499            --
                                                                                                      ------------    ------------
BRAVO SPORTS HOLDING CORPORATION
A designer and marketer of niche branded consumer
products including canopies, trampolines, in-line skates,
skateboards, and urethane wheels.
  12.5% Senior Subordinated Note due 2014                               $    2,281,593    06/30/06       2,148,945       2,170,111
  Preferred Stock Class A (B)                                                 879 shs.    06/30/06         268,121         241,307
  Common Stock (B)                                                               1 sh.    06/30/06             286             258
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                        309 shs.    06/30/06          92,102               3
                                                                                                      ------------    ------------
                                                                                                         2,509,454       2,411,679
                                                                                                      ------------    ------------
CAINS FOODS, L.P.
A producer of mayonnaise and sauce products for both the
retail and food service markets.
  Limited Partnership Interest (B)                                         3.69 % int.    09/29/95          45,046         308,863
                                                                                                      ------------    ------------
CAPESUCCESS LLC
A provider of diversified staffing services.
  Preferred Membership Interests (B)                                        1,882 uts.    04/29/00           8,395             420
  Common Membership Interests (B)                                          24,318 uts.    04/29/00         108,983           5,442
                                                                                                      ------------    ------------
                                                                                                           117,378           5,862
                                                                                                      ------------    ------------
CAPITAL SPECIALTY PLASTICS, INC.
A producer of desiccant strips used for packaging
pharmaceutical products.
  Common Stock (B)                                                            109 shs.          **             503         447,145
                                                                                                      ------------    ------------
COEUR, INC.
A producer of proprietary, disposable power
injection syringes.
  8.75% Senior Secured Term Note due 2010                               $      462,862    04/30/03         462,862         469,478
  11.5% Senior Subordinated Note due 2011                               $      424,819    04/30/03         398,694         428,359
  Common Stock (B)                                                        126,812 shs.    04/30/03         126,812         320,313
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                     87,672 shs.    04/30/03          40,804         221,450
                                                                                                      ------------    ------------
                                                                                                         1,029,172       1,439,600
                                                                                                      ------------    ------------
 *12/31/04, 03/31/05, and 05/02/06.
**12/30/97 and 05/29/99.
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8

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
COINING CORPORATION OF AMERICA LLC
A manufacturer of close tolerance parts and
metal stampings.
  10.6% Senior Secured Revolving Credit
    Facility due 2007 (C)                                               $       21,605    01/07/02    $     21,605    $     21,551
  10.6% Senior Secured Tranche A Note due 2007 (C)                      $      651,862    06/26/01         651,862         649,395
  13% Senior Secured Tranche B Note due 2008                            $      648,148    06/26/01         648,148         648,148
  Limited Partnership Interest (B)                                          6.38% int.    06/26/01         324,074       1,019,138
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                    107,036 shs.    06/26/01          79,398         336,603
                                                                                                      ------------    ------------
                                                                                                         1,725,087       2,674,835
                                                                                                      ------------    ------------
CONNECTICUT ELECTRIC, INC.
A supplier and distributor of electrical products sold into
the retail and wholesale markets.
  12% Senior Subordinated Note due 2014                                 $    2,393,954    01/12/07       2,233,202       2,362,194
  Limited Liability Company Unit Class A (B)                              156,046 uts.    01/12/07         156,046         148,244
  Limited Liability Company Unit Class C (B)                              112,873 uts.    01/12/07         112,873         107,230
                                                                                                      ------------    ------------
                                                                                                         2,502,121       2,617,668
                                                                                                      ------------    ------------
CONNOR SPORT COURT INTERNATIONAL, INC.
A designer and manufacturer of outdoor and indoor
synthetic sports flooring and other temporary
flooring products.
  12% Senior Subordinated Note due 2012 (D)                             $    2,001,121           *       1,840,888       1,000,561
  Limited Partnership Interest (B)                                          7.74% int.          **         189,586            --
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        174 shs.           *         160,233            --
                                                                                                      ------------    ------------
                                                                                                         2,190,707       1,000,561
                                                                                                      ------------    ------------
CONSOLIDATED FOUNDRIES HOLDINGS
A manufacturer of engineered cast metal components for
the global aerospace and defense industries.
  12% Senior Subordinated Note due 2013                                 $    2,185,714    06/15/05       2,099,658       2,224,630
  Common Stock (B)                                                            509 shs.         ***         526,096         661,433
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        103 shs.    06/15/05         100,668         133,779
                                                                                                      ------------    ------------
                                                                                                         2,726,422       3,019,842
                                                                                                      ------------    ------------
COREPHARMA LLC
A manufacturer of oral dose generic pharmaceuticals
targeted at niche applications.
  12% Senior Subordinated Note due 2013                                 $    2,550,000    08/04/05       2,429,170       2,575,500
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         20 shs.    08/04/05         137,166          69,742
                                                                                                      ------------    ------------
                                                                                                         2,566,336       2,645,242
                                                                                                      ------------    ------------
DAVIS-STANDARD LLC
A manufacturer, assembler, and installer of a broad range
of capital equipment that is used in the extrusion,
conversion, and processing of plastic materials.
  12% Senior Subordinated Note due 2014                                 $    1,847,826    10/30/06       1,729,693       1,862,362
  Limited Partnership Interest (B)                                        702,174 uts.    10/30/06         702,174         667,065
  Warrant, exercisable until 2014, to purchase
    preferred stock at $.01 per share (B)                                      50 shs.    10/30/06          49,830               1
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         34 shs.    10/30/06          34,000            --
                                                                                                      ------------    ------------
                                                                                                         2,515,697       2,529,428
                                                                                                      ------------    ------------
  *08/12/04 and 01/18/05.
 **08/12/04 and 01/14/05.
***06/15/05 and 05/22/06.
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                                                                                                                                 9

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
DELTACOM, INC.
A provider of integrated communications services in the
southeastern United States.
  13.88% Senior Secured Note due 2009 (C)                               $    2,248,927    07/26/05    $  2,204,516    $  2,308,906
  17.38% Senior Secured Note due 2009 (C)                               $      368,300    07/26/05         325,217         366,459
  Warrant, exercisable until 2009, to purchase
    convertible preferred stock at $.03 per share (B)                     102,884 shs.    07/26/05          34,295         284,989
                                                                                                      ------------    ------------
                                                                                                         2,564,028       2,960,354
                                                                                                      ------------    ------------
DEXTER MAGNETICS TECHNOLOGIES, INC.
A designer, fabricator, assembler and distributor of
industrial magnets and subassemblies in North America
and Europe.
  Common Stock (B)                                                            585 shs.    07/19/01         351,088         948,661
  Warrant, exercisable until 2007, to purchase
    common stock at $.01 per share                                            297 shs.    07/19/01         131,981         480,823
                                                                                                      ------------    ------------
                                                                                                           483,069       1,429,484
                                                                                                      ------------    ------------
DIRECTED ELECTRONICS, INC
A designer and distributor of brand name
automotive security systems, audio products and
installation accessories
  Common Stock (B)                                                        368,560 shs.           *       1,856,534       3,087,661
  Limited Partnership Interest (B)                                          8.70% int.          **               1         278,129
                                                                                                      ------------    ------------
                                                                                                         1,856,535       3,365,790
                                                                                                      ------------    ------------
DIVERSCO, INC./DHI HOLDINGS, INC.
A contract provider of janitorial and equipment
maintenance services and temporary production labor to
industrial customers.
  Membership Interests of MM/Lincap
    Diversco Investments Ltd. LLC (B)                                      27.19% int.    08/27/98         734,090            --
  Preferred Stock (B)                                                       3,278 shs.    12/14/01       2,784,133            --
  Warrants, exercisable until 2011, to purchase common
    stock of DHI Holdings, Inc. at $.01 per share (B)                      13,003 shs.         ***         403,427            --
                                                                                                      ------------    ------------
                                                                                                         3,921,650            --
                                                                                                      ------------    ------------
DUNCAN SYSTEMS, INC.
A distributor of windshields and side glass for the
recreational vehicle market.
  10% Senior Secured Term Note due 2013                                 $      540,000    11/01/06         531,900         529,561
  13% Senior Subordinated Note due 2014                                 $      855,000    11/01/06         761,961         835,877
  Common Stock (B)                                                        180,000 shs.    11/01/06         180,000         171,000
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                     56,514 shs.    11/01/06          78,160             565
                                                                                                      ------------    ------------
                                                                                                         1,552,021       1,537,003
                                                                                                      ------------    ------------
DWYER GROUP, INC.
A franchiser of a variety of home repair services.
  Common Stock (B)                                                          6,906 shs.        ****         690,600         886,136
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                      2,034 shs.    10/30/03         186,469         260,938
                                                                                                      ------------    ------------
                                                                                                           877,069       1,147,074
                                                                                                      ------------    ------------
   *12/19/05 and 06/17/06.
  **12/22/99 and 09/14/05.
 ***10/24/96 and 08/28/98.
****10/30/03 and 01/02/04.
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10

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
E X C ACQUISITION CORPORATION
A manufacturer of pre-filled syringes and pump systems
used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)                                             22 shs.    06/28/04    $     77,208    $    154,550
                                                                                                      ------------    ------------
EAGLE PACK PET FOODS, INC.
A manufacturer of premium pet food sold through
independent pet stores.
  12% Senior Subordinated Note due 2011                                 $    1,517,857           *       1,480,781       1,533,036
  Warrant, exercisable until 2011, to purchase
    common stock at $.02 per share (B)                                      4,085 shs.    09/24/04          39,464          90,401
                                                                                                      ------------    ------------
                                                                                                         1,520,245       1,623,437
                                                                                                      ------------    ------------
ENZYMATIC THERAPY, INC.
A manufacturer and distributor of branded natural
medicines and nutritional supplements.
  Limited Partnership Interest (B)                                          1.32% int.    03/30/00         531,250          63,750
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                     29,117 shs.    03/30/00         255,000          42,500
                                                                                                      ------------    ------------
                                                                                                           786,250         106,250
                                                                                                      ------------    ------------
EVANS CONSOLES, INC.
A designer and manufacturer of consoles and control
center systems.
  Common Stock                                                             90,000 shs.    05/06/04               6            --
                                                                                                      ------------    ------------
F H S HOLDINGS LLC
A national provider of customized disease management
services to large self-insured employers.
  12% Senior Subordinated Note due 2014                                 $    2,390,625    06/01/06       2,228,501       2,423,218
  Preferred Unit (B)                                                          158 uts.    06/01/06         157,780         142,002
  Common Unit (B)                                                           1,594 uts.    06/01/06           1,594           1,434
  Common Unit Class B (B)                                                   1,386 uts.    06/01/06         122,361         110,125
                                                                                                      ------------    ------------
                                                                                                         2,510,236       2,676,779
                                                                                                      ------------    ------------
FLUTES, INC.
An independent manufacturer of micro fluted corrugated
sheet material for the food and consumer products
packaging industries.
  10% Senior Secured Term Note due 2013                                 $      918,385    04/13/06         904,609         923,309
  14% Senior Subordinated Note due 2014                                 $      555,059    04/13/06         498,870         558,729
  Common Stock (B)                                                        109,436 shs.    04/13/06         109,436          98,492
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                     30,940 shs.    04/13/06          48,433             309
                                                                                                      ------------    ------------
                                                                                                         1,561,348       1,580,839
                                                                                                      ------------    ------------
FOWLER HOLDING, INC.
A provider of site development services to residential
homebuilders and developers in the Raleigh/Durham
region of North Carolina.
  12% Senior Subordinated Note due 2013                                 $    2,365,217    02/03/06       2,143,271       2,332,416
  Common Stock (B)                                                            185 shs.    02/03/06         184,783          97,140
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        254 shs.    02/03/06         208,435         133,624
                                                                                                      ------------    ------------
                                                                                                         2,536,489       2,563,180
                                                                                                      ------------    ------------
*09/24/04 and 4/20/06.
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                                                                                                                                11

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
FUEL SYSTEMS HOLDING CORPORATION
An independent North American supplier of fuel tanks for
a wide variety of commercial vehicles.
  12% Senior Subordinated Note due 2014                                 $    2,337,500    01/31/06    $  2,181,882    $  2,372,076
  Common Stock (B)                                                        212,500 shs.    01/31/06         212,500         368,145
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                    138,408 shs.    01/31/06         119,213         239,785
                                                                                                      ------------    ------------
                                                                                                         2,513,595       2,980,006
                                                                                                      ------------    ------------
H M HOLDING COMPANY
A designer, manufacturer, and importer of promotional and
wood furniture.
  12% Senior Subordinated Note due 2013                                 $    2,210,000    02/10/06       2,058,324       2,046,902
  Common Stock (B)                                                            340 shs.    02/10/06         340,000         272,000
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        126 shs.    02/10/06         116,875               1
                                                                                                      ------------    ------------
                                                                                                         2,515,199       2,318,903
                                                                                                      ------------    ------------
HAWK PRECISION COMPONENTS GROUP, INC.
A manufacturer of powder metal and metal injection
molded precision components used in industrial, consumer,
and other applications.
  12% Senior Subordinated Note due 2014                                 $    1,530,000    02/02/07       1,408,570       1,492,105
  Limited Partnership Interest of
    Saw Mill PCG Partners LLC (B)                                           1,020 uts.    02/02/07       1,020,000         969,000
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         91 shs.    02/02/07          90,830               1
                                                                                                      ------------    ------------
                                                                                                         2,519,400       2,461,106
                                                                                                      ------------    ------------
HIGHGATE CAPITAL LLC
An acquirer of controlling or substantial interests in
manufacturing and marketing entities.
Series A Preferred Units (B)                                                1.19% int.    07/21/94         367,440            --
                                                                                                      ------------    ------------
HOME DECOR HOLDING COMPANY
A designer, manufacturer and marketer of framed art and
wall decor products.
  12.5% Senior Subordinated Note due 2012                               $    2,043,269           *       1,881,047       2,064,198
  Common Stock (B)                                                             63 shs.           *          62,742          86,673
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                        200 shs.           *         199,501         275,600
                                                                                                      ------------    ------------
                                                                                                         2,143,290       2,426,471
                                                                                                      ------------    ------------
INTEGRATION TECHNOLOGY SYSTEMS, INC.
A manufacturer of steel protective computer and network
systems for the industrial and office environments
  12% Senior Secured Note due 2008                                      $    1,644,444    03/01/04       1,646,101       1,248,333
  Common Stock (B)                                                            228 shs.    06/01/00         262,200            --
                                                                                                      ------------    ------------
                                                                                                         1,908,301       1,248,333
                                                                                                      ------------    ------------
JASON, INC.
A diversified manufacturing company serving various
industrial markets.
  13% Senior Subordinated Note due 2008                                 $      963,687    08/04/00         928,972         954,050
  14% Cumulative Redeemable Preferred Stock Series A (B)                      289 shs.    08/04/00         289,224         280,542
  Limited Partnership Interest of
    Saw Mill Capital Fund II, L.P. (B)                                      2.50% int.    08/03/00         886,352         454,477
  Warrants, exercisable until 2008 and 2009, to purchase
    common stock at $.01 per share (B)                                     50,870 shs.    08/04/00         115,412          91,271
                                                                                                      ------------    ------------
                                                                                                         2,219,960       1,780,340
                                                                                                      ------------    ------------
*06/30/04 and 08/19/04.
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12

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
JUSTRITE MANUFACTURING ACQUISITION CO.
A manufacturer of safety products such as storage cabinets
and containers.
  12% Senior Subordinated Note due 2011                                 $    1,593,750    12/15/04    $  1,514,582    $  1,609,688
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                      1,121 shs.    12/15/04         101,109         117,511
                                                                                                      ------------    ------------
                                                                                                         1,615,691       1,727,199
                                                                                                      ------------    ------------
K N B HOLDINGS CORPORATION
A designer, manufacturer and marketer of products for the
custom framing market.
  13.5% Senior Subordinated Note due 2013                               $    2,437,593    05/25/06       2,323,115       2,428,636
  Common Stock (B)                                                        134,210 shs.    05/25/06         134,210         120,789
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     82,357 shs.    05/25/06          71,534             824
                                                                                                      ------------    ------------
                                                                                                         2,528,859       2,550,249
                                                                                                      ------------    ------------
K W P I HOLDINGS CORPORATION
A manufacturer and distributor of vinyl windows and patio
doors throughout the northwestern United States.
  12% Senior Subordinated Note due 2014                                 $    2,318,000    03/14/07       2,109,380       2,286,102
  Common Stock (B)                                                            232 shs.    03/13/07         232,000         220,400
  Warrant, excercisable until 2017, to purchase
    common stock at $.01 per share (B)                                        167 shs.    03/14/07         162,260               2
                                                                                                      ------------    ------------
                                                                                                         2,503,640       2,506,504
                                                                                                      ------------    ------------
KEEPSAKE QUILTING, INC.
A seller of quilting fabrics, books, patterns, kits and
notions to consumers.
  8.35% Senior Secured Revolving Note due 2007 (C)                      $      146,771    06/16/00         146,771         147,756
  8.35% Senior Secured Tranche A Note due 2007 (C)                      $       68,799    07/19/00          68,799          68,674
  12% Senior Secured Tranche B Note due 2008                            $      550,392    06/16/00         540,246         553,155
  Limited Partnership Interest of
    Riverside XVI Holding Company, L.P. (B)                                 5.29% int.    06/12/00         333,490         520,633
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                      1,108 shs.    06/12/00          45,866         174,526
                                                                                                      ------------    ------------
                                                                                                         1,135,172       1,464,744
                                                                                                      ------------    ------------
KELE AND ASSOCIATES, INC.
A distributor of building automation control products.
  12% Senior Subordinated Note due 2012                                 $    1,831,548    02/27/04       1,700,485       1,849,863
  Preferred Stock (B)                                                          23 shs.    11/24/04         449,164         456,950
  Common Stock (B)                                                             12 shs.    02/27/04          12,871         294,732
  Warrant, exercisable until 2012, to purchase
    common stock at $.02 per share (B)                                         11 shs.    02/27/04           7,793         269,767
                                                                                                      ------------    ------------
                                                                                                         2,170,313       2,871,312
                                                                                                      ------------    ------------
LIH INVESTORS, L.P.
A manufacturer and marketer of a broad line of external
accessories for new and used sport utility vehicles, trucks
and vans.
  12.5% Senior Subordinated Note due 2008 (D)                           $    3,845,000           *       3,587,623       1,922,500
  Common Stock (B)                                                          5,800 shs.           *         406,003            --
  Warrant, exercisable until 2008, to purchase
    common stock at $.11 per share (B)                                     15,572 shs.           *         602,127            --
                                                                                                      ------------    ------------
                                                                                                         4,595,753       1,922,500
                                                                                                      ------------    ------------
*12/23/98 and 01/28/99.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                13

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
MAGNATECH INTERNATIONAL, INC.
A supplier of process equipment and related parts used
in the manufacturing of medium and high-pressure
reinforced hoses.
  12% Senior Subordinated Note due 2014                                 $    1,275,000    04/05/06    $  1,188,501    $  1,299,619
  13% Preferred Stock (B)                                                     565 shs.    04/05/06         565,335         537,064
  Common Stock (B)                                                            125 shs.    04/05/06         125,048         118,798
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         13 shs.    04/05/06          12,905            --
                                                                                                      ------------    ------------
                                                                                                         1,891,789       1,955,481
                                                                                                      ------------    ------------
MAVERICK ACQUISITION COMPANY
A manufacturer of capsules that cover the cork and neck of
wine bottles.
  9.85% Senior Secured Tranche A Note due 2010 (C)                      $      637,169    09/03/04         637,169         640,023
  12% Senior Secured Tranche B Note due 2011                            $      313,433    09/03/04         283,851         314,716
  Limited Partnership Interest (B)                                          7.84% int.    09/03/04          58,769          57,753
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        425 shs.    09/03/04          39,473          41,728
                                                                                                      ------------    ------------
                                                                                                         1,019,262       1,054,220
                                                                                                      ------------    ------------
MAXON CORPORATION
A manufacturer of industrial combustion equipment and
related shut-off valves and control valves.
  12% Senior Subordinated Note due 2012                                 $      962,215    09/30/04         891,095         988,528
  8.75% Senior Subordinated Note due 2012                               $    1,155,562    09/30/04       1,155,562       1,188,297
  Common Stock (B)                                                        381,672 shs.    09/30/04         381,672       1,151,850
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    153,572 shs.    09/30/04          90,897         463,465
                                                                                                      ------------    ------------
                                                                                                         2,519,226       3,792,140
                                                                                                      ------------    ------------
MEDASSIST, INC.
A provider of patient eligibility and accounts receivable
management services to hospitals and physician practices.
  8% Preferred Stock (B)                                                       84 shs.    10/28/04          83,658          84,175
  Common Stock (B)                                                         26,185 shs.    10/28/04          35,088          94,509
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     84,637 shs.    05/01/03          40,675         305,480
                                                                                                      ------------    ------------
                                                                                                           159,421         484,164
                                                                                                      ------------    ------------
MICROGROUP, INC.
A manufacturer of precision parts and assemblies, and a
value-added supplier of metal tubing and bars.
  12% Senior Subordinated Note due 2013                                 $    2,685,614           *       2,530,108       2,730,098
  Common Stock (B)                                                            450 shs.           *         450,000         403,653
  Warrant, exercisable until 2013, to purchase
    common stock at $.02 per share (B)                                        164 shs.           *         162,974         147,091
                                                                                                      ------------    ------------
                                                                                                         3,143,082       3,280,842
                                                                                                      ------------    ------------
MOMENTUM HOLDING CO.
A designer and supplier of upholstery fabric to commercial
furniture manufacturers and architectural and design firms.
  12% Senior Subordinated Note due 2014                                 $    1,168,847    08/04/06       1,043,164       1,181,820
  Limited Partnership Interest (B)                                        106,153 uts.    08/04/06         106,153          95,538
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                      1,107 shs.    08/04/06         107,109              11
                                                                                                      ------------    ------------
                                                                                                         1,256,426       1,277,369
                                                                                                      ------------    ------------
*08/12/05 and 09/11/06.
----------------------------------------------------------------------------------------------------------------------------------
14

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
MONESSEN HOLDING CORPORATION
A designer and manufacturer of a broad line of gas, wood,
and electric hearth products and accessories.
  12% Senior Subordinated Note due 2014                                 $    2,550,000    03/31/06    $  2,370,551    $  2,425,011
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                        152 shs.    03/31/06         138,125               2
                                                                                                      ------------    ------------
                                                                                                         2,508,676       2,425,013
                                                                                                      ------------    ------------
MORTON INDUSTRIAL GROUP, INC.
A manufacturer of highly engineered metal
fabricated components.
  12% Senior Subordinated Note due 2014                                 $    2,440,909    08/25/06       2,248,221       2,446,847
  Common Stock (B)                                                        109,091 shs.    08/25/06         109,091          98,182
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                    173,633 shs.    08/25/06         149,940           1,736
                                                                                                      ------------    ------------
                                                                                                         2,507,252       2,546,765
                                                                                                      ------------    ------------
MOSS, INC.
A manufacturer and distributor of large display and
exhibit structures.
  Limited Partnership Interest of
    Riverside Capital Appreciation Fund I, L.P. (B)                        33.59% int.           *         348,620         412,344
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                        214 shs.    12/21/05          36,647          25,315
                                                                                                      ------------    ------------
                                                                                                           385,267         437,659
                                                                                                      ------------    ------------
NABCO, INC.
A producer of explosive containment vessels in the
United States.
  12% Senior Subordinated Note due 2014                                 $      625,000    02/24/06         578,353         583,750
  Limited Liability Company Unit (B)                                          650 uts.    02/24/06         650,000         585,000
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                         48 shs.    02/24/06          37,188            --
                                                                                                      ------------    ------------
                                                                                                         1,265,541       1,168,750
                                                                                                      ------------    ------------
NAVIS GLOBAL
A designer, manufacturer, seller and servicer of finishing
machinery for the knit and woven segments of the global
textile industry.
  12% Senior Subordinated Note due 2014                                 $    1,234,551    05/28/04       1,129,246       1,223,438
  8.75% Senior Secured Note due 2011                                    $      716,292    05/28/04         716,292         715,287
  Common Stock (B)                                                        674,157 shs.    05/28/04         674,157         573,033
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    203,912 shs.    05/28/04         130,789           2,039
                                                                                                      ------------    ------------
                                                                                                         2,650,484       2,513,797
                                                                                                      ------------    ------------
NONNI'S FOOD COMPANY
A producer and distributor of premium biscotti and bagel
chips in North America.
  12.25% Senior Subordinated Note due 2012                              $    1,863,462    03/29/04       1,856,139       1,890,504
  10% Preferred Stock (B)                                                     255 shs.    03/29/04         255,083         258,458
  Common Stock (B)                                                          6,455 shs.    03/29/04           6,455         156,148
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                      8,622 shs.    03/29/04           7,323         208,572
                                                                                                      ------------    ------------
                                                                                                         2,125,000       2,513,682
                                                                                                      ------------    ------------
*09/20/00, 05/23/02, and 02/21/07.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                15

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
NYLONCRAFT, INC.
A supplier of engineered plastic components for the
automotive industry.
  9% Senior Secured Note due 2009                                       $      812,500    01/28/02    $    812,500    $    771,875
  11.5% Senior Subordinated Note due 2012                               $    1,500,000    01/28/02       1,401,093         750,000
  Common Stock (B)                                                        312,500 shs.    01/28/02         312,500            --
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                    243,223 shs.    01/28/02         162,045            --
                                                                                                      ------------    ------------
                                                                                                         2,688,138       1,521,875
                                                                                                      ------------    ------------
O R S NASCO HOLDING, INC.
A wholesale distributor of industrial supplies in
North America.
  13% Senior Subordinated Note due 2013                                 $    2,372,732    12/20/05       2,235,429       2,420,187
  Common Stock (B)                                                        177,268 shs.    12/20/05         177,268         212,106
  Warrant, exercisable until 2015, to purchase
    common stock at $.01 per share (B)                                     99,771 shs.    12/20/05          98,773         119,379
                                                                                                      ------------    ------------
                                                                                                         2,511,470       2,751,672
                                                                                                      ------------    ------------
OAKRIVER TECHNOLOGY, INC.
Designs, engineers and assembles high precision
automated process equipment for the medical device
industry, with a focus on defibrillators and stents.
  10% Senior Secured Note due 2012                                      $      565,452    01/03/06         556,970         557,642
  13% Senior Subordinated Note due 2013                                 $      687,241    01/03/06         616,783         676,404
  Common Stock (B)                                                        322,307 shs.    01/03/06         322,307         290,076
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                     75,378 shs.    01/03/06          62,824             754
                                                                                                      ------------    ------------
                                                                                                         1,558,884       1,524,876
                                                                                                      ------------    ------------
OLYMPIC SALES, INC.
A boat retailer in Washington state, Oregon, California and
British Columbia.
  12% Senior Subordinated Note due 2008                                 $    1,606,000    08/07/98       1,606,000       1,559,196
  12% Senior Subordinated Note due 2008                                 $      307,071    02/09/00         300,073         301,490
  Limited Partnership Interest of Riverside VIII,
    VIII-A and VIII-B Holding Company, L.P.                                20.57% int.           *       1,555,992       1,555,626
  Warrants, exercisable until 2007 and 2008, to purchase
    common stock at $.01 per share (B)                                     28,648 shs.          **         389,188         385,720
                                                                                                      ------------    ------------
                                                                                                         3,851,253       3,802,032
                                                                                                      ------------    ------------
ONTARIO DRIVE & GEAR LTD.
A manufacturer of all-wheel drive, off-road amphibious
vehicles and related accessories.
  13% Senior Subordinated Note due 2013                                 $    1,977,885    01/17/06       1,788,635       2,003,289
  Limited Liability Company Unit (B)                                        3,667 uts.    01/17/06         572,115         680,542
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                        619 shs.    01/17/06         170,801         114,900
                                                                                                      ------------    ------------
                                                                                                         2,531,551       2,798,731
                                                                                                      ------------    ------------
OVERTON'S HOLDING COMPANY
A marketer of marine and water sports accessories in the
United States.
  12% Senior Subordinated Note due 2014                                 $    1,817,308    04/28/06       1,703,368       1,820,692
  Common Stock (B)                                                             95 shs.    04/28/06          95,000          85,500
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         94 shs.    04/28/06          83,720               1
                                                                                                      ------------    ------------
                                                                                                         1,882,088       1,906,193
                                                                                                      ------------    ------------
 *08/07/98, 02/23/99, 12/22/99 and 02/25/03.
**08/07/98 and 02/09/00.
----------------------------------------------------------------------------------------------------------------------------------
16

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
P A S HOLDCO LLC
An independent provider of maintenance, repair and
overhaul services to the aerospace gas turbine engine and
airframe markets.
  14% Senior Subordinated Note due 2014                                 $    2,189,217    07/03/06    $  2,080,394    $  2,208,891
  Preferred Unit (B)                                                          382 uts.    07/03/06         382,150         363,043
  Preferred Unit (B)                                                           69 uts.    07/03/06          68,790          65,351
  Common Unit Class I (B)                                                     148 uts.    07/03/06            --                 1
  Common Unit Class L (B)                                                      31 uts.    07/03/06            --              --
                                                                                                      ------------    ------------
                                                                                                         2,531,334       2,637,286
                                                                                                      ------------    ------------
P I I HOLDING CORPORATION
A manufacturer of plastic film and bags for the general
industrial, medical, and food industries.
  12% Senior Subordinated Note due 2013                                 $    2,295,000    03/31/06       2,148,643       2,294,037
  Preferred Stock (B)                                                          36 shs.    03/31/06         329,596         313,116
  Common Stock (B)                                                             23 shs.    03/31/06          25,500          22,950
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         13 shs.    03/31/06          11,122            --
                                                                                                      ------------    ------------
                                                                                                         2,514,861       2,630,103
                                                                                                      ------------    ------------
PARADIGM PACKAGING, INC.
A manufacturer of plastic bottles and closures for the
nutritional, pharmaceutical, personal care and food
packaging markets.
  12% Senior Subordinated Note due 2008                                 $    2,125,000    12/19/00       2,039,288       2,117,156
  Membership Interests of MM/Lincap
    PPI Investments, Inc., LLC (B)                                          2.42% int.    12/21/00         265,625         367,334
                                                                                                      ------------    ------------
                                                                                                         2,304,913       2,484,490
                                                                                                      ------------    ------------
POSTLE ALUMINUM COMPANY LLC
A manufacturer and distributor of aluminum
extruded products.
  12% Senior Subordinated Note due 2014                                 $    2,040,000    10/02/06       1,889,214       2,051,937
  Limited Liability Company Unit (B)                                        1,384 uts.    10/02/06         510,000         484,497
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                        344 shs.    10/02/06         124,644               3
                                                                                                      ------------    ------------
                                                                                                         2,523,858       2,536,437
                                                                                                      ------------    ------------
PROTEIN GENETICS, INC.
A producer of bovine artificial insemination products,
related breeding and healthcare products and specialty
genetics sold to the dairy and beef industries.
  9.8% Redeemable Exchangeable Preferred Stock (B)                          1,004 shs.    08/12/94         100,350            --
  Common Stock (B)                                                          2,600 shs.           *         126,866            --
                                                                                                      ------------    ------------
                                                                                                           227,216            --
                                                                                                      ------------    ------------
QUALIS AUTOMOTIVE LLC
A distributor of aftermarket automotive brake and
chassis products.
  12% Senior Subordinated Note due 2012                                 $    1,770,833    05/28/04       1,494,130       1,773,142
  Common Stock                                                            354,166 shs.    05/28/04         354,166         121,880
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share                                        377,719 shs.    05/28/04         377,719         129,985
                                                                                                      ------------    ------------
                                                                                                         2,226,015       2,025,007
                                                                                                      ------------    ------------
*11/14/01 and 08/12/94.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                17

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
QUALSERV CORPORATION
A provider of foodservice equipment and supplies to major
restaurant chains and their franchisees.
  14% Senior Subordinated Note due 2012 (D)                             $    1,893,563    07/09/04    $  1,844,035    $       --
  Limited Partnership Interest (B)                                          9.26% int.    07/09/04         259,146            --
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        528 shs.    07/09/04          49,061            --
                                                                                                      ------------    ------------
                                                                                                         2,152,242            --
                                                                                                      ------------    ------------
R A J MANUFACTURING HOLDINGS LLC
A designer and manufacturer of women's swimwear sold
under a variety of licensed brand names.
  12.5% Senior Subordinated Note due 2014                               $    2,267,190    12/15/06       2,090,363       2,272,712
  Limited Liability Company Unit (B)                                        2,828 uts.    12/15/06         282,810         268,670
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                          3 shs.    12/15/06         131,483            --
                                                                                                      ------------    ------------
                                                                                                         2,504,656       2,541,382
                                                                                                      ------------    ------------
RADIAC ABRASIVES, INC.
A manufacturer of bonded abrasive and super abrasive
grinding wheels in the United States.
  12% Senior Subordinated Note due 2014                                 $    2,260,638    02/10/06       2,107,299       2,328,457
  Common Stock (B)                                                        289,362 shs.    02/10/06         289,362         260,426
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                    131,555 shs.    02/10/06         119,796           1,316
                                                                                                      ------------    ------------
                                                                                                         2,516,457       2,590,199
                                                                                                      ------------    ------------
RIVER RANCH FRESH FOODS LLC
A supplier of fresh produce to the retail and
foodservice channels.
  13% Senior Subordinated Note due 2011 (D)                             $    1,841,667    09/29/04       1,683,764       1,473,334
  Limited Liability Company Unit (B)                                       40,610 uts.    09/29/04         283,333            --
  18% Preferred Stock (B)                                                 141,667 shs.    11/16/06         141,667         141,667
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     23,575 shs.    09/29/04         157,903            --
                                                                                                      ------------    ------------
                                                                                                         2,266,667       1,615,001
                                                                                                      ------------    ------------
ROYAL BATHS MANUFACTURING COMPANY
A manufacturer and distributor of acrylic and cultured
marble bathroom products.
  12.5% Senior Subordinated Notes due 2011                              $    1,062,500    11/14/03         975,569       1,083,750
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                        140 shs.    11/14/03         122,946         191,250
                                                                                                      ------------    ------------
                                                                                                         1,098,515       1,275,000
                                                                                                      ------------    ------------
SAFETY SPEED CUT MANUFACTURING COMPANY, INC.
A manufacturer of vertical panel saws and routers for the
wood working industry.
  8.85% Senior Secured Tranche A Note due 2007 (C)                      $      141,332    06/02/99         141,332         141,332
  12% Senior Secured Tranche B Note Due 2007                            $    1,130,652    06/02/99       1,130,652       1,130,652
  Class B Common Stock (B)                                                  1,480 shs.    06/02/99         256,212       1,161,675
                                                                                                      ------------    ------------
                                                                                                         1,528,196       2,433,659
                                                                                                      ------------    ------------
SAVAGE SPORTS HOLDING, INC.
A manufacturer of sporting firearms.
  12% Senior Subordinated Note due 2012                                 $    1,538,793    09/10/04       1,447,936       1,564,376
  Common Stock (B)                                                            586 shs.    09/10/04         586,207         612,815
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        134 shs.    09/10/04         113,578         139,684
                                                                                                      ------------    ------------
                                                                                                         2,147,721       2,316,875
                                                                                                      ------------    ------------

----------------------------------------------------------------------------------------------------------------------------------
18

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
SPECIALTY FOODS GROUP, INC.
A manufacturer and distributor of branded meat products.
  Limited Partnership Interest of MHD Holdings LLC                          1.43% int.    08/29/00    $    684,724    $       --
                                                                                                      ------------    ------------
STANTON CARPET HOLDING CO.
A designer and marketer of high and mid-priced decorative
carpets and rugs.
  12.13% Senior Subordinated Note due 2014                              $    2,239,024    08/01/06       2,105,029       2,243,802
  Common Stock (B)                                                            311 shs.    08/01/06         310,976         279,882
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                        104 shs.    08/01/06          93,293               1
                                                                                                      ------------    ------------
                                                                                                         2,509,298       2,523,685
                                                                                                      ------------    ------------
STRATEGIC EQUIPMENT & SUPPLY CORPORATION, INC.
A provider of kitchen and restaurant design, equipment
fabrication and installation services.
  Warrant, exercisable until 2008, to purchase
    common stock at $.01 per share (B)                                    106,539 shs.    01/14/00         658,751            --
                                                                                                      ------------    ------------
SYNVENTIVE EQUITY LLC
A manufacturer of hot runner systems used in the plastic
injection molding process.
  Limited Liability Company Unit (B)                                        1.99% int.    08/20/03          63,206          14,100
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     86,780 shs.    08/21/03          19,359          19,359
                                                                                                      ------------    ------------
                                                                                                            82,565          33,459
                                                                                                      ------------    ------------
TANGENT RAIL CORPORATION
A manufacturer of rail ties and provides specialty services
to the North American railroad industry.
  13% Senior Subordinated Note due 2013                                 $    2,217,385    10/14/05       1,911,165       2,261,733
  Preferred Stock                                                           1,324 shs.    10/14/05         132,370         139,652
  Common Stock (B)                                                          2,203 shs.    10/14/05           2,203         396,211
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                      1,167 shs.    10/14/05         294,403         209,886
                                                                                                      ------------    ------------
                                                                                                         2,340,141       3,007,482
                                                                                                      ------------    ------------
TERRA RENEWAL SERVICES, INC.
A provider of wastewater residual management and
required environmental reporting, permitting, nutrient
management planning and record keeping to companies
involved in poultry and food processing.
  8.6% Senior Secured Tranche B Note due 2012 (C)                       $    1,530,066           *       1,524,917       1,514,986
  12% Senior Subordinated Note due 2014                                 $    1,162,110          **       1,106,914       1,164,795
  Limited Partnership Interest of
    Saw Mill Capital Fund V, L.P.                                           2.30% int.    03/01/05         116,285         194,175
  Warrant, exercisable until 2016, to purchase
    common stock at $.01 per share (B)                                         72 shs.    04/28/06          60,597          48,749
                                                                                                      ------------    ------------
                                                                                                         2,808,713       2,922,705
                                                                                                      ------------    ------------
TOTAL EQUIPMENT & SERVICE, INC.
A manufacturer of a wide variety of equipment used in the
oil and gas industry.
  10.5% Senior Secured Term Note due 2013                               $      851,351    03/02/07         838,581         839,062
  13% Senior Subordinated Note due 2014                                 $      598,450    03/02/07         490,608         587,601
  Common Stock (B)                                                        125,199 shs.    03/02/07         125,199         118,939
  Warrant, exercisable until 2014 to purchase
    common stock at $.01 per share (B)                                     34,533 shs.    03/02/07          95,873             345
                                                                                                      ------------    ------------
                                                                                                         1,550,261       1,545,947
                                                                                                      ------------    ------------
 *04/28/06 and 12/21/06.
**04/28/06 and 09/13/06.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                19

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
THE TRANZONIC COMPANIES
A producer of commercial and industrial supplies,
such as safety products, janitorial supplies, work
apparel, washroom and restroom supplies and sanitary
care products.
  13% Senior Subordinated Note due 2009                                 $    2,712,000    02/05/98    $  2,582,241    $  2,712,000
  Common Stock (B)                                                            630 shs.    02/04/98         630,000         217,510
  Warrant, exercisable until 2009, to purchase
    common stock at $.01 per share (B)                                        444 shs.    02/05/98         368,832         153,293
                                                                                                      ------------    ------------
                                                                                                         3,581,073       3,082,803
                                                                                                      ------------    ------------
TRANSTAR HOLDING COMPANY
A distributor of aftermarket automotive transmission parts.
  12% Senior Subordinated Note due 2013                                 $    1,734,000    08/31/05       1,665,084       1,780,410
  Common Stock (B)                                                            816 shs.    08/31/05         816,000         764,272
  Warrant, exercisable until 2013, to purchase
    common stock at $.01 per share (B)                                         86 shs.    08/31/05          77,485          80,492
                                                                                                      ------------    ------------
                                                                                                         2,558,569       2,625,174
                                                                                                      ------------    ------------
TRONAIR, INC.
A designer, engineer and manufacturer of ground support
equipment for the business, commuter and commercial
aviation markets.
  10.5% Senior Secured Term Note due 2008                               $      395,108    01/20/00         395,108         397,298
  12% Senior Subordinated Note due 2010                                 $    1,326,500    01/20/00       1,289,702       1,349,704
  Common Stock (B)                                                        227,400 shs.    01/20/00         227,400         873,418
  Warrant, exercisable until 2010, to purchase
    common stock at $1 per share (B)                                      260,563 shs.    01/20/00          98,540       1,000,794
                                                                                                      ------------    ------------
                                                                                                         2,010,750       3,621,214
                                                                                                      ------------    ------------
TRUCK BODIES & EQUIPMENT INTERNATIONAL
A designer and manufacturer of accessories for heavy and
medium duty trucks, primarily dump bodies, hoists,
various forms of flat-bed bodies, landscape bodies and
other accessories.
  12% Senior Subordinated Note due 2013                                 $    2,309,541           *       2,159,987       2,361,074
  Common Stock (B)                                                            742 shs.           *         800,860       1,843,139
  Warrant, exercisable until 2013, to purchase
    common stock at $.02 per share (B)                                        153 shs.           *         159,894         380,674
                                                                                                      ------------    ------------
                                                                                                         3,120,741       4,584,887
                                                                                                      ------------    ------------
TRUSTILE DOORS, INC.
A manufacturer and distributor of interior doors.
  12.5% Senior Subordinated Note due 2010                               $    1,062,500    04/11/03       1,009,574       1,083,750
  Warrant, exercisable until 2010, to purchase
    common stock at $.01 per share (B)                                      5,781 shs.    04/11/03          90,618         218,556
                                                                                                      ------------    ------------
                                                                                                         1,100,192       1,302,306
                                                                                                      ------------    ------------
U S S HOLDINGS, INC.
A producer of high grade industrial and specialty silica sands.
  14% Redeemable Preferred Stock (B)                                          997 shs.    09/30/99         545,858         933,236
  Convertible Preferred Stock Series A and B, convertible
    into common stock at $8.02 per share (B)                              145,446 shs.    12/19/96       1,166,830            --
  Common Stock (B)                                                         20,027 shs.    09/30/99         799,068            --
  Warrants, exercisable until 2010 to
    purchase common stock at $.01 per share (B)                             4,918 shs.          **         128,372            --
                                                                                                      ------------    ------------
                                                                                                         2,640,128         933,236
                                                                                                      ------------    ------------
 *07/19/05 and 12/22/05.
**12/19/96 and 09/30/99.
----------------------------------------------------------------------------------------------------------------------------------
20

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2007
(Unaudited)

                                                                        Shares, Units,
                                                                           Warrants,
                                                                         Ownership or    Acquisition
CORPORATE RESTRICTED SECURITIES:(A)(Continued)                         Principal Amount     Date          Cost         Fair Value
                                                                        --------------    --------    ------------    ------------
U-LINE CORPORATION
A manufacturer of high-end, built-in, undercounter ice
making, wine storage and refrigeration appliances.
  12.5% Senior Subordinated Note due 2012                               $    1,882,100    04/30/04    $  1,719,273    $  1,882,100
  Common Stock (B)                                                            182 shs.    04/30/04         182,200         310,250
  Warrant, exercisable until 2012, to purchase
    common stock at $.01 per share (B)                                        230 shs.    04/30/04         211,736         392,360
                                                                                                      ------------    ------------
                                                                                                         2,113,209       2,584,710
                                                                                                      ------------    ------------
VICTORY VENTURES LLC
An acquirer of controlling or substantial interests in
other entities.
  Series A Preferred Units (B)                                              0.15% int.    12/02/96               1            --
                                                                                                      ------------    ------------
VITALITY FOODSERVICE, INC.
A non-carbonated beverage dispensing company focused
on the foodservice industry.
  15% Senior Subordinated Note due 2011                                 $    1,948,061    09/24/04       1,810,084       1,762,254
  Common Stock (B)                                                         26,456 shs.           *         264,558         211,648
  Warrant, exercisable until 2011, to purchase
    common stock at $.01 per share (B)                                     23,787 shs.    09/24/04         186,883         190,296
                                                                                                      ------------    ------------
                                                                                                         2,261,525       2,164,198
                                                                                                      ------------    ------------
VITEX PACKAGING GROUP, INC.
A manufacturer of specialty packaging, primarily
envelopes and tags used on tea bags.
  12.5% Senior Subordinated Note due 2012                               $    1,700,000    07/19/04       1,483,065       1,562,326
  Limited Liability Company Unit Class A (B)                                1.75% int.    07/19/04         414,375         331,500
  Limited Liability Company Unit Class B (B)                                0.77% int.    07/19/04         182,935         146,348
                                                                                                      ------------    ------------
                                                                                                         2,080,375       2,040,174
                                                                                                      ------------    ------------
WALLS INDUSTRIES, INC.
A provider of branded workwear and sporting goods apparel.
  12.35% Senior Subordinated Lien Note due 2009 (C)                     $      652,413    07/12/04         652,413         653,391
  14% Senior Subordinated Note due 2012                                 $    1,085,380    07/12/04       1,082,856       1,107,088
  Limited Partnership Interest (B)                                          0.40% int.    07/12/04          37,281         684,735
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                      4,029 shs.    07/12/04           2,833          73,997
                                                                                                      ------------    ------------
                                                                                                         1,775,383       2,519,211
                                                                                                      ------------    ------------
WELLBORN FOREST HOLDING CO.
A manufacturer of semi-custom kitchen and bath cabinetry.
  12.13% Senior Subordinated Note due 2014                              $    1,721,250    11/30/06       1,602,025       1,682,600
  Common Stock (B)                                                            191 shs.    11/30/06         191,250         181,688
  Warrant, exercisable until 2014, to purchase
    common stock at $.01 per share (B)                                         95 shs.    11/30/06          86,493               1
                                                                                                      ------------    ------------
                                                                                                         1,879,768       1,864,289
                                                                                                      ------------    ------------
Total Private Placement Investments                                                                   $180,747,138    $181,395,519
                                                                                                      ------------    ------------
*09/24/04 and 12/22/06.
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                21

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2007
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
CORPORATE RESTRICTED SECURITIES: (A) (CONTINUED)    Rate       Date        Amount         Cost       Fair Value
                                                  -------    --------   ------------  ------------  ------------
RULE 144A SECURITIES - 6.53%:

BONDS - 6.53%
  American Tire Distributor (C)                   11.610%    04/01/12   $  1,000,000  $    950,000  $  1,000,000
  Aramark Corporation                              8.500     02/01/15        200,000       200,000       207,000
  Aramark Corporation                              8.860     02/01/15        200,000       200,000       205,750
  Bombardier, Inc.                                 6.300     05/01/14      1,000,000       890,000       950,000
  Calpine Corporation                              8.750     07/15/13        500,000       465,000       532,500
  Chaparral Energy, Inc.                           8.875     02/01/17      1,500,000     1,491,780     1,507,500
  Charter Communications Op LLC                    8.000     04/30/12        250,000       249,375       260,313
  Douglas Dynamics LLC                             7.750     01/15/12        630,000       633,138       585,900
  G F S I, Inc. (C)                               11.500     06/01/11        750,000       682,541       742,500
  H C A, Inc.                                      9.250     11/15/16        975,000       992,077     1,051,781
  Hawker Beechcraft Acquisition Co.                9.750     04/01/17         50,000        50,000        52,250
  Idearc, Inc.                                     8.000     11/15/16        600,000       600,000       617,250
  Packaging Dynamics Corporation of America       10.000     05/01/16      1,250,000     1,256,718     1,287,500
  Pregis Corporation                              12.375     10/15/13      1,000,000       981,490     1,100,000
  Rental Service Corporation                       9.500     12/01/14      1,000,000     1,014,073     1,065,000
  Sbarro, Inc.                                    10.375     02/01/15      1,000,000     1,019,857     1,040,000
  Steel Dynamics, Inc.                             6.750     04/01/15        200,000       200,000       200,500
  Stewart & Stevenson LLC                         10.000     07/15/14      1,500,000     1,540,281     1,571,250
  Tekni-Plex, Inc.                                 9.750     11/15/13        650,000       655,604       650,000
  Tenaska Alabama Partners LP                      7.000     06/30/21        342,701       342,701       344,884
  Titan International, Inc.                        8.000     01/15/12        150,000       150,000       154,313
  Tube City IMS Corporation                        9.750     02/01/15        625,000       649,891       650,000
  Tunica-Biloxi Gaming Authority                   9.000     11/15/15      1,000,000     1,031,675     1,062,500
                                                                                      ------------  ------------
    TOTAL BONDS                                                                         16,246,201    16,838,691
                                                                                      ------------  ------------
COMMON STOCK - 0.00%
  Jordan Telecom Products (B)                                                     70  $     14,000          --
                                                                                      ------------  ------------
    TOTAL COMMON STOCK                                                                      14,000          --
                                                                                      ------------  ------------
WARRANTS - 0.00%
  Winsloew Furniture, Inc. (B)                                                   900  $          9  $       --
                                                                                      ------------  ------------
    TOTAL WARRANTS                                                                               9          --
                                                                                      ------------  ------------
TOTAL RULE 144A SECURITIES                                                              16,260,210    16,838,691
                                                                                      ------------  ------------
    TOTAL CORPORATE RESTRICTED SECURITIES                                             $197,007,348  $198,234,210
                                                                                      ------------  ------------

----------------------------------------------------------------------------------------------------------------
22

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2007
(Unaudited)

                                                  Interest     Due       Principal
CORPORATE PUBLIC SECURITIES - 27.16%: (A)           Rate       Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
BONDS - 25.87%
  A M C Entertainment, Inc.                       11.000%    02/01/16   $    815,000  $    817,362  $    928,080
  Activant Solutions, Inc.                         9.500     05/01/16        150,000       150,000       147,750
  Affinia Group, Inc.                              9.000     11/30/14      1,010,000       936,125     1,025,150
  Alamosa Delaware, Inc.                          11.000     07/31/10        325,000       328,528       347,353
  Alamosa Delaware, Inc.                           8.500     01/31/12        400,000       400,000       423,558
  ALH Fin LLC / ALH Fin Corporation                8.500     01/15/13      1,450,000     1,418,813     1,446,375
  Allied Waste NA                                  7.875     04/15/13      1,000,000     1,021,459     1,037,500
  Appleton Papers, Inc.                            8.125     06/15/11        300,000       300,000       308,250
  Atlas Pipeline Partners                          8.125     12/15/15        200,000       200,000       206,000
  Bally Total Fitness Holdings Corporation         9.875     10/15/07        135,000       128,925       109,013
  Basic Energy Services                            7.125     04/15/16        225,000       225,000       219,375
  BCP Crystal US Holdings Corporation              9.625     06/15/14        485,000       485,000       550,920
  Blockbuster, Inc. (C)                            9.000     09/01/12        475,000       475,903       479,750
  Brigham Exploration Co.                          9.625     05/01/14        700,000       690,403       707,000
  CCH I Holdings LLC                              11.125     01/15/14      2,000,000     1,573,688     1,870,000
  Cablevision Systems Corporation                  8.000     04/15/12      1,000,000     1,013,079     1,015,000
  Cenveo Corporation                               7.875     12/01/13      1,100,000     1,100,000     1,078,000
  Chemed Corporation                               8.750     02/24/11      1,125,000     1,125,000     1,170,000
  Cincinnati Bell, Inc.                            8.375     01/15/14      1,100,000     1,007,500     1,124,750
  Clayton Williams Energy, Inc.                    7.750     08/01/13        800,000       800,000       752,000
  Dave and Buster's, Inc.                         11.250     03/15/14      1,500,000     1,537,565     1,530,000
  Del Monte Corporation                            8.625     12/15/12        225,000       225,000       234,000
  Dynegy Holdings, Inc.                            6.875     04/01/11        500,000       422,500       501,250
  Dynegy Holdings, Inc.                            8.375     05/01/16        330,000       330,000       343,200
  Edison Mission Energy                            7.750     06/15/16         55,000        55,000        57,338
  Esterline Technologies                           7.750     06/15/13        200,000       200,000       205,500
  Flextronics International Ltd.                   6.500     05/15/13        400,000       400,000       396,000
  Ford Motor Credit Co.                            7.375     10/28/09      1,250,000     1,246,875     1,247,703
  Ford Motor Credit Co.                            8.000     12/15/16        300,000       294,966       288,980
  Freeport-McMoran Copper & Gold                   8.375     04/01/17        385,000       385,000       416,280
  Gencorp, Inc.                                    9.500     08/15/13        259,000       259,000       275,835
  General Motors Acceptance Corporation            7.750     01/19/10      1,250,000     1,290,037     1,283,026
  General Motors Corporation                       8.250     07/15/23      1,000,000       920,000       900,000
  Goodyear Tire & Rubber Co.                       7.857     08/15/11      1,400,000     1,342,750     1,464,750
  GulfMark Offshore, Inc.                          7.750     07/15/14        565,000       562,599       573,475
  Hawaiian Telcom Communications                  12.500     05/01/15      1,425,000     1,567,979     1,560,375
  Inergy LP                                        8.250     03/01/16        150,000       150,000       157,500
  Insurance Auto Auctions, Inc.                   11.000     04/01/13      1,000,000     1,008,740     1,155,000
  Interline Brands, Inc.                           8.125     06/15/14        325,000       322,670       335,563
  Iron Mountain, Inc.                              8.750     07/15/18      1,065,000     1,099,566     1,144,875
  Koppers, Inc.                                    9.875     10/15/13        477,000       477,000       517,545
  Land O'Lakes, Inc.                               9.000     12/15/10        750,000       750,000       795,000
  Lazard LLC                                       7.125     05/15/15        750,000       749,408       790,713
  Leucadia National Corporation                    7.000     08/15/13        650,000       660,695       653,250
  Liberty Media Corporation                        5.700     05/15/13      1,000,000       951,610       958,770
  M G M Mirage, Inc.                               6.000     10/01/09        375,000       378,013       375,469
  Mac-Gray Corporation                             7.625     08/15/15        600,000       600,000       612,000
  Majestic Star Casino LLC                         9.500     10/15/10        500,000       500,000       524,375
  Manitowoc Company, Inc.                          7.125     11/01/13        200,000       200,000       204,000
  Markwest Energy Operating Co.                    6.875     11/01/14        775,000       763,000       751,750
  Mediacom Broadband LLC                           8.500     10/15/15      1,000,000     1,021,845     1,022,500
  Metaldyne Corporation                           11.000     06/15/12        750,000       601,250       710,588
  Metaldyne Corporation (C)                       10.000     11/01/13        510,000       513,403       521,475
  N R G Energy, Inc.                               7.375     02/01/16        175,000       175,000       179,813
  NTL Cable PLC                                    9.125     08/15/16        980,000     1,002,682     1,033,900
  Nalco Co.                                        7.750     11/15/11        500,000       500,000       512,500
  Neiman Marcus Group, Inc.                       10.375     10/15/15      1,250,000     1,250,000     1,393,750
  Newark Group, Inc.                               9.750     03/15/14        850,000       796,863       886,125

----------------------------------------------------------------------------------------------------------------
                                                                                                              23

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2007
(Unaudited)

                                                  Interest     Due       Principal
Corporate Public Securities: (A) (Continued)        Rate       Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
BONDS, CONTINUED
  North American Energy Partners                   8.750%    12/01/11   $    400,000  $    400,000  $    408,000
  Nova Chemicals Corporation (C)                   8.502     11/15/13        475,000       475,000       472,625
  O E D Corp / Diamond Jo Company Guarantee        8.750     04/15/12      1,000,000       985,960       992,500
  Offshore Logistics, Inc.                         6.125     06/15/13        450,000       450,000       428,625
  P Q Corporation                                  7.500     02/15/13      1,100,000     1,088,750     1,111,000
  Pacific Energy Partners                          7.125     06/15/14        500,000       503,623       522,160
  Pacific Energy Partners                          6.250     09/15/15        150,000       149,316       149,993
  Petrohawk Energy Corp.                           9.125     07/15/13      1,000,000       997,864     1,065,000
  Pinnacle Foods Group                             8.250     12/01/13        450,000       450,000       489,398
  Pliant Corporation (C)                          11.850     06/15/09        882,910       887,668       999,896
  Primedia, Inc.                                   8.000     05/15/13      1,000,000     1,021,962     1,035,000
  Quality Distribution LLC                         9.000     11/15/10      1,030,000     1,001,575       988,800
  Quality Distribution LLC (C)                     9.860     01/15/12        325,000       323,375       328,250
  Quicksilver Resources, Inc.                      7.125     04/01/16        500,000       500,000       492,500
  Rent-A-Center, Inc.                              7.500     05/01/10        400,000       400,000       403,000
  Rock-Tenn Co.                                    8.200     08/15/11        175,000       176,088       185,500
  Service Corp International (C)                   7.000     06/15/17      1,000,000       990,030     1,007,500
  Sheridan Acquisition Corporation                10.250     08/15/11        375,000       370,000       392,344
  Sierra Pacific Resources                         6.750     08/15/17        635,000       638,103       648,209
  Stanadyne Corporation                           10.000     08/15/14      1,500,000     1,500,000     1,545,000
  Stratos Global                                   9.875     02/15/13        575,000       578,580       613,813
  Tekni-Plex, Inc.                                12.750     06/15/10      1,000,000       960,125       935,000
  Tenet Healthcare Corporation                     9.875     07/01/14        500,000       488,370       505,000
  Tenneco, Inc.                                    8.625     11/15/14      1,000,000     1,002,500     1,042,500
  Tennessee Gas Pipeline Co.                       7.000     03/15/27        500,000       523,652       534,035
  Texas Industries, Inc.                           7.250     07/15/13         70,000        70,000        72,100
  Trimas Corporation                               9.875     06/15/12      1,065,000     1,006,250     1,063,669
  Triton PCS, Inc.                                 8.500     06/01/13        550,000       550,000       566,500
  Unisys Corporation                               8.000     10/15/12        190,000       190,000       190,475
  United Components, Inc.                          9.375     06/15/13      1,080,000     1,081,490     1,117,800
  United Rentals, Inc.                             7.750     11/15/13        625,000       625,000       642,188
  United Rentals, Inc.                             7.000     02/15/14        500,000       500,000       498,750
  Universal City Florida (C)                      10.110     05/01/10        200,000       200,000       206,250
  Universal City Florida (C)                       8.375     05/01/10        200,000       200,000       206,250
  Vertis, Inc.                                    10.875     06/15/09      1,030,000     1,040,133     1,040,300
  Vought Aircraft Industries                       8.000     07/15/11      1,000,000       999,548       980,000
  Warner Music Group Corporation                   7.375     04/15/14        275,000       275,000       261,938
  Waste Services, Inc.                             9.500     04/15/14      1,100,000     1,123,637     1,152,250
                                                                                      ------------  ------------
    TOTAL BONDS                                                                         64,431,400    66,754,115
                                                                                      ------------  ------------

----------------------------------------------------------------------------------------------------------------
24

CONSOLIDATED SCHEDULE OF INVESTMENTS(CONT.)       MASSMUTUAL CORPORATE INVESTORS
March 31, 2007
(Unaudited)

                                                                         Shares or
                                                  Interest     Due       Principal
Corporate Public Securities: (A) (Continued)        Rate       Date        Amount         Cost      Market Value
                                                  -------    --------   ------------  ------------  ------------
COMMON STOCK - 1.06%
  Bally Total Fitness Holdings Corporation (B)                                   600  $      5,520  $        366
  PepsiAmericas, Inc.                                                         92,145     2,006,365     2,056,676
  Supreme Industries, Inc.                                                   115,721       267,323       676,968
                                                                                      ------------  ------------
    TOTAL COMMON STOCK                                                                   2,279,208     2,734,010
                                                                                      ------------  ------------
CONVERTIBLE BONDS - 0.23%
  Citadel Broadcasting Corporation                 1.875%    02/15/11   $    700,000  $    543,375  $    593,250
                                                                                      ------------  ------------
    TOTAL CONVERTIBLE BONDS                                                                543,375       593,250
                                                                                      ------------  ------------
TOTAL CORPORATE PUBLIC SECURITIES                                                     $ 67,253,983  $ 70,081,375
                                                                                      ------------  ------------

                                                 Interest      Due        Principal
SHORT-TERM SECURITIES:                          Rate/Yield*    Date        Amount         Cost      Market Value
                                                 --------    --------   ------------  ------------  ------------
COMMERCIAL PAPER - 2.01%
  Kraft Foods, Inc.                                5.450%    04/02/07   $  5,187,000  $  5,185,429  $  5,185,429
                                                                                      ------------  ------------
    TOTAL SHORT-TERM SECURITIES                                                       $  5,185,429  $  5,185,429
                                                                                      ------------  ------------
TOTAL INVESTMENTS                                 106.01%                             $269,446,760  $273,501,014
                                                                                      ============  ------------
  Other Assets                                      2.50                                               6,464,636
  Liabilities                                      (8.51)                                            (21,966,127)
                                                  ------                                            ------------
TOTAL NET ASSETS                                  100.00%                                           $257,999,523
                                                  ======                                            ============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B) Non-income producing security.
(C) Variable rate security; rate indicated is as of 03/31/07.
(D) Defaulted security; interest not accrued.
  * Effective yield at purchase




                                   See Notes to Consolidated Financial Statements.
----------------------------------------------------------------------------------------------------------------
                                                                                                              25

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
March 31, 2007
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION:                        Market Value                                                           Market Value
                                               --------------                                                         --------------
AEROSPACE - 2.76%                                                      BUILDINGS & REAL ESTATE - 2.26%
Consolidated Foundries Holdings                $    3,019,842          Adorn, Inc.                                    $    1,940,517
Esterline Technologies                                205,500          K W P I Holdings Corporation                        2,506,504
Gencorp, Inc.                                         275,835          Texas Industries, Inc.                                 72,100
P A S Holdco LLC                                    2,637,286          TruStile Doors, Inc.                                1,302,306
Vought Aircraft Industries                            980,000                                                         --------------
                                               --------------                                                              5,821,427
                                                    7,118,463                                                         --------------
                                               --------------          CHEMICAL, PLASTICS & RUBBER - 1.40%
AUTOMOBILE - 9.84%                                                     BCP Crystal US Holdings Corporation                   550,920
American Tire Distributor                           1,000,000          Capital Specialty Plastics, Inc.                      447,145
Ford Motor Credit Co.                               1,536,683          Koppers, Inc.                                         517,545
Fuel Systems Holding Corporation                    2,980,006          Nalco Co.                                             512,500
General Motors Acceptance Corporation               1,283,026          Nova Chemicals Corporation                            472,625
General Motors Corporation                            900,000          P Q Corporation                                     1,111,000
Goodyear Tire & Rubber Co.                          1,464,750                                                         --------------
Jason, Inc.                                         1,780,340                                                              3,611,735
LIH Investors, L.P.                                 1,922,500                                                         --------------
Metaldyne Corporation                               1,232,063          CONSUMER PRODUCTS - 9.32%
Nyloncraft, Inc.                                    1,521,875          Aero Holdings, Inc.                                 3,078,484
Ontario Drive & Gear Ltd.                           2,798,731          ALH Fin LLC/ALH Fin Corporation                     1,446,375
Qualis Automotive LLC                               2,025,007          Augusta Sportswear Holding Co.                      3,119,144
Tenneco, Inc.                                       1,042,500          Bravo Sports Holding Corporation                    2,411,679
Titan International, Inc.                             154,313          G F S I, Inc.                                         742,500
Transtar Holding Company                            2,625,174          K N B Holdings Corporation                          2,550,249
United Components, Inc.                             1,117,800          Momentum Holding Co.                                1,277,369
                                               --------------          R A J Manufacturing Holdings LLC                    2,541,382
                                                   25,384,768          Royal Baths Manufacturing Company                   1,275,000
                                               --------------          The Tranzonic Companies                             3,082,803
BEVERAGE, DRUG & FOOD - 5.73%                                          Walls Industries, Inc.                              2,519,211
Aramark Corporation                                   412,750          Winsloew Furniture, Inc.                                 --
Beta Brands Ltd.                                         --                                                           --------------
Cains Foods, L.P.                                     308,863                                                             24,044,196
Dave and Buster's, Inc.                             1,530,000                                                         --------------
Del Monte Corporation                                 234,000          CONTAINERS, PACKAGING & GLASS - 5.72%
Eagle Pack Pet Foods, Inc.                          1,623,437          Flutes, Inc.                                        1,580,839
Land O'Lakes, Inc.                                    795,000          Maverick Acquisition Company                        1,054,220
Nonni's Food Company                                2,513,682          P I I Holding Corporation                           2,630,103
PepsiAmericas, Inc.                                 2,056,676          Packaging Dynamics Corporation of America           1,287,500
Pinnacle Foods Group                                  489,398          Paradigm Packaging, Inc.                            2,484,490
River Ranch Fresh Foods LLC                         1,615,001          Pliant Corporation                                    999,896
Sbarro, Inc.                                        1,040,000          Pregis Corporation                                  1,100,000
Specialty Foods Group, Inc.                              --            Tekni-Plex, Inc.                                    1,585,000
Vitality Foodservice, Inc.                          2,164,198          Vitex Packaging, Inc.                               2,040,174
                                               --------------                                                         --------------
                                                   14,783,005                                                             14,762,222
                                               --------------                                                         --------------
BROADCASTING & ENTERTAINMENT - 2.63%                                   DISTRIBUTION - 3.93%
CCH I Holdings LLC                                  1,870,000          Affina Group, Inc.                                  1,025,150
Cablevision Systems Corporation                     1,015,000          Duncan Systems, Inc.                                1,537,003
Cenveo Corporation                                  1,078,000          Kele and Associates, Inc.                           2,871,312
Citadel Broadcasting Corporation                      593,250          Magnatech International, Inc.                       1,955,481
Charter Communications Op LLC                         260,313          O R S Nasco Holding, Inc.                           2,751,672
Liberty Media Corporation                             958,770          QualServ Corporation                                     --
Mediacom Broadband LLC                              1,022,500          Strategic Equipment & Supply Corporation, Inc.           --
                                               --------------                                                         --------------
                                                    6,797,833                                                             10,140,618
                                               --------------                                                         --------------

------------------------------------------------------------------------------------------------------------------------------------
26

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
March 31, 2007
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION: (Cont.)                Market Value                                                           Market Value
                                               --------------                                                         --------------
DIVERSIFIED/CONGLOMERATE,                                              HEALTHCARE, EDUCATION &
  MANUFACTURING - 7.92%                                                  CHILDCARE - 3.65%
Activant Solutions, Inc.                       $      147,750          A T I Acquisition Company                      $    2,140,402
AmerCable, Inc.                                     1,660,953          American Hospice Management Holding LLC             2,557,481
Arrow Tru-Line Holdings, Inc.                       2,199,226          F H S Holdings LLC                                  2,676,779
Bombardier, Inc.                                      950,000          H C A, Inc.                                         1,051,781
Coining Corporation of America LLC                  2,674,835          MedAssist, Inc.                                       484,164
Dexter Magnetics Technologies, Inc.                 1,429,484          Tenet Healthcare Corporation                          505,000
Douglas Dynamics LLC                                  585,900                                                         --------------
Evans Consoles, Inc.                                     --                                                                9,415,607
Postle Aluminum Company LLC                         2,536,437                                                         --------------
Radiac Abrasives, Inc.                              2,590,199          HOME & OFFICE FURNISHINGS, HOUSEWARES,
Trimas Corporation                                  1,063,669            AND DURABLE CONSUMER PRODUCTS - 6.54%
Truck Bodies & Equipment International              4,584,887          Connor Sport Court International, Inc.              1,000,561
                                               --------------          H M Holding Company                                 2,318,903
                                                   20,423,340          Home Decor Holding Company                          2,426,471
                                                                       Justrite Manufacturing Acquisition Co.              1,727,199
DIVERSIFIED/CONGLOMERATE,                                              Monessen Holding Corporation                        2,425,013
  SERVICE - 3.67%                                                      Stanton Carpet Holding Co.                          2,523,685
Allied Waste NA                                     1,037,500          U-Line Corporation                                  2,584,710
CapeSuccess LLC                                         5,862          Wellborn Forest Holding Co.                         1,864,289
Chemed Corporation                                  1,170,000                                                         --------------
Diversco, Inc./DHI Holdings, Inc.                        --                                                               16,870,831
Dwyer Group, Inc.                                   1,147,074                                                         --------------
Fowler Holding, Inc.                                2,563,180          LEISURE, AMUSEMENT,
Interline Brands, Inc.                                335,563            ENTERTAINMENT - 4.01%
Iron Mountain, Inc.                                 1,144,875          A M C Entertainment, Inc.                             928,080
Mac-Gray Corporation                                  612,000          Bally Total Fitness Holding Corporation               109,379
Moss, Inc.                                            437,659          Keepsake Quilting, Inc.                             1,464,744
Service Corporation International                   1,007,500          M G M Mirage, Inc.                                    375,469
                                               --------------          Majestic Star Casino LLC                              524,375
                                                    9,461,213          O E D Corp/Diamond Jo Company Guarantee               992,500
                                               --------------          Overton's Holding Company                           1,906,193
ELECTRONICS - 2.68%                                                    Savage Sports Holding, Inc.                         2,316,875
Calpine Corporation                                   532,500          Tunica-Biloxi Gaming Authority                      1,062,500
Connecticut Electric, Inc.                          2,617,668          Universal City Florida                                412,500
Directed Electronics, Inc.                          3,365,790          Warner Music Group Corporation                        261,938
Flextronics International Ltd.                        396,000                                                         --------------
                                               --------------                                                             10,354,553
                                                    6,911,958                                                         --------------
                                               --------------          MACHINERY - 9.76%
FARMING & AGRICULTURE - 0.00%                                          Davis-Standard LLC                                  2,529,428
Protein Genetics, Inc.                                   --            Hawk Precision Components Group, Inc.               2,461,106
                                               --------------          Integration Technology Systems, Inc.                1,248,333
FINANCIAL SERVICES - 0.58%                                             Manitowoc Company, Inc.                               204,000
Hawker Beechcraft Acquisition Co.                      52,250          Maxon Corporation                                   3,792,140
Highgate Capital LLC                                     --            Morton Industrial Group, Inc.                       2,546,765
Lazard LLC                                            790,713          Navis Global                                        2,513,797
Leucadia National Corporation                         653,250          Safety Speed Cut Manufacturing Company, Inc.        2,433,659
Victory Ventures LLC                                     --            Stanadyne Corporation                               1,545,000
                                               --------------          Stewart & Stevenson LLC                             1,571,250
                                                    1,496,213          Supreme Industries, Inc.                              676,968
                                               --------------          Synventive Equity LLC                                  33,459
                                                                       Tronair, Inc.                                       3,621,214
                                                                                                                      --------------
                                                                                                                          25,177,119
                                                                                                                      --------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  27

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONT.)      MASSMUTUAL CORPORATE INVESTORS
March 31, 2007
(Unaudited)

                                                 Fair Value/                                                            Fair Value/
INDUSTRY CLASSIFICATION: (Cont.)                Market Value                                                           Market Value
                                               --------------                                                         --------------
MEDICAL DEVICES/BIOTECH - 2.48%                                        RETAIL STORES - 3.66%
Coeur, Inc.                                    $    1,439,600          Blockbuster, Inc.                              $      479,750
E X C Acquisition Corporation                         154,550          Insurance Auto Auctions, Inc.                       1,155,000
MicroGroup, Inc.                                    3,280,842          Neiman Marcus Group, Inc.                           1,393,750
OakRiver Technology, Inc.                           1,524,876          Olympic Sales, Inc.                                 3,802,032
                                               --------------          Rent-A-Center, Inc.                                   403,000
                                                    6,399,868          Rental Service Corporation                          1,065,000
                                               --------------          United Rentals, Inc.                                1,140,938
MINING, STEEL, IRON & NON PRECIOUS                                                                                    --------------
  METALS - 0.85%                                                                                                           9,439,470
Freeport-McMoran Copper & Gold                        416,280                                                         --------------
Steel Dynamics, Inc.                                  200,500          TECHNOLOGY - 0.07%
Tube City IMS Corporation                             650,000          Unisys Corporation                                    190,475
U S S Holdings, Inc.                                  933,236                                                         --------------
                                               --------------                                                                190,475
                                                    2,200,016                                                         --------------
                                               --------------          TELECOMMUNICATIONS - 3.34%
NATURAL RESOURCES - 0.19%                                              Alamosa Deleware, Inc.                                770,911
Appleton Papers, Inc.                                 308,250          Cincinnati Bell, Inc.                               1,124,750
Rock-Tenn Co.                                         185,500          DeltaCom, Inc.                                      2,960,354
                                               --------------          Hawaiian Telecom Communications                     1,560,375
                                                      493,750          Jordan Telecom Products                                  --
                                               --------------          NTL Cable PLC                                       1,033,900
OIL AND GAS - 2.86%                                                    Stratos Global                                        613,813
Atlas Pipeline Partners                               206,000          Triton P C S, Inc.                                    566,500
Basic Energy Services                                 219,375                                                         --------------
Brigham Exploration Co.                               707,000                                                              8,630,603
Chaparral Energy, Inc.                              1,507,500                                                         --------------
Clayton Williams Energy, Inc.                         752,000          TRANSPORTATION - 2.13%
GulfMark Offshore, Inc.                               573,475          NABCO, Inc.                                         1,168,750
North American Energy Partners                        408,000          Quality Distribution LLC                            1,317,050
Offshore Logistics, Inc.                              428,625          Tangent Rail Corporation                            3,007,482
Quicksilver Resources, Inc.                           492,500                                                         --------------
Tennessee Gas Pipeline Co.                            534,035                                                              5,493,282
Total Equipment & Service, Inc.                     1,545,947                                                         --------------
                                               --------------          UTILITIES - 1.83%
                                                    7,374,457          Dynegy Holdings, Inc.                                 844,450
                                               --------------          Edison Mission Energy                                  57,338
PHARMACEUTICALS - 1.07%                                                Inergy LP                                             157,500
CorePharma LLC                                      2,645,242          Markwest Energy Operating Co.                         751,750
Enzymatic Therapy, Inc.                               106,250          N R G Energy, Inc.                                    179,813
                                               --------------          Pacific Energy Partners                               672,153
                                                    2,751,492          Petrohawk Energy Corporation                        1,065,000
                                               --------------          Sierra Pacific Resources                              648,209
PUBLISHING/PRINTING - 1.54%                                            Tenaska Alabama Partners LP                           344,884
Idearc, Inc.                                          617,250                                                         --------------
Newark Group, Inc.                                    886,125                                                              4,721,097
Primedia, Inc.                                      1,035,000                                                         --------------
Sheridan Acquisition Corporation                      392,344          WASTE MANAGEMENT / POLLUTION - 1.58%
Vertis, Inc.                                        1,040,300          Terra Renewal Services, Inc.                        2,922,705
                                               --------------          Waste Services, Inc.                                1,152,250
                                                    3,971,019                                                         --------------
                                               --------------                                                              4,074,955
                                                                                                                      --------------
                                                                       Total Corporate Restricted and
                                                                       Public Securities - 104.00%                    $  268,315,585
                                                                                                                      ==============

                                        See Notes to Consolidated Financial Statements.
------------------------------------------------------------------------------------------------------------------------------------
28

INCOME TAX INFORMATION

The aggregate cost of investments is substantially the same for financial reporting and federal income tax purposes as of March 31, 2007. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of March 31, 2007 is $4,054,254 and consists of $27,948,172 appreciation and $23,893,918 depreciation.

ITEM 2.  CONTROLS AND PROCEDURES.

         (a) The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MassMutual Corporate Investors
             ------------------------------


By (Signature and Title)* /s/ Clifford M. Noreen
                          ---------------------------------------------
                          Clifford M. Noreen, President


Date     May 30, 2007
     ------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Clifford M. Noreen
                          ---------------------------------------------
                          Clifford M. Noreen, President


Date     May 30, 2007
     ------------------------------------------------------------------



By (Signature and Title)* /s/ James M. Roy
                          ---------------------------------------------
                          James M. Roy, Vice President and
                          Chief Financial Officer


Date     May 30, 2007
     ------------------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.